AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED APRIL 20, 2011

TO THE

PROSPECTUS DATED MARCH 1, 2011

AMERICAN INDEPENDENCE STOCK FUND

(TICKER SYMBOL: IFCSX)

AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND

(TICKER SYMBOL:  FNIHX)

The Board of Trustees of the American Independence Funds Trust has approved revisions to the distribution and service fees charged for the Class A Shares of the American Independence Stock Fund and the American Independence U.S. Inflation-Indexed Fund.  Effective June 15, 2011, the Funds will be charged the full 0.50% distribution and service fees, permitted by the Financial Industry Regulatory Authority (FINRA).  The Adviser had previously waived 25% of these fees. Effective June 15, 2011, the Prospectus shall reflect the following changes:

1.      Under the “FUND SUMMARY” section for the Stock Fund, the Fees and Expense Table on page 2 is replaced with the following:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 62 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.50%	1.00%
Other Expenses	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	1.97%	2.47%
Fee Waivers and Expense Reimbursements(2)	-0.30%	-0.30%	-0.30%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(2)	1.17%	1.67%	2.17%

(1)   Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

(2)   AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.66% and 2.16% of the Fund’s average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to “Acquired Fund Fees and Expenses.” The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.  The expense limitation may be terminated only by approval of the Board of Trustees.

2.      Under the “FUND SUMMARY” section for the U.S. Inflation-Indexed Fund, the Fees and Expense Table on page 30 is replaced with the following:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 62 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares	Class C Shares

Fees (fees Shareholder paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	0.50%	1.00%
Other Expenses	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.76%	1.26%	1.76%
Fee Waivers and Expense Reimbursements(2)	-0.44%	-0.44%	-0.44%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(2)	0.32%	0.82%	1.32%

(1)   Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

(2)   Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2013 to ensure that Total Annual Operating Expenses do not exceed 0.32%, 0.82% and 1.32% of the Fund’s average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

  Under the section “INVESTING WITH THE FUNDS”, the second paragraph on page 71 under “Distribution and Service (12b-1) Fee Plan” is replaced in its entirety with the following:

Currently, the International Equity Fund is not assessing the distribution fee (0.25%) in Class A.  The Short-Term Bond Fund, Core Plus Fund and Kansas Tax-Exempt Bond Fund are waiving 0.25%, 0.15% and 0.09%, respectively, of the shareholder servicing fees in Class A.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED APRIL 21, 2011
TO

THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011

 AMERICAN INDEPENDENCE STOCK FUND

(TICKER SYMBOL: IFCSX)

AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND

(TICKER SYMBOL:  FNIHX)

 (the “Funds”)

Effective June 15, 2011, the Statement of Additional Information (“SAI”) for the American Independence Funds Trust with respect to the Stock Fund and U.S. Inflation-Indexed Fund is hereby amended and supplemented to reflect the deletion of the waived distribution fee or shareholder servicing fee related to these Funds.

Under the section “Distribution and Related Service Plans”, the second paragraph and related chart on page 56 of the SAI are replaced in their entirety with the following:

Currently, the following Funds are waiving all or a portion of either the distribution fee or shareholder servicing fee in Class A Shares:

Fund	Waiver Amount	Distribution or Shareholder Servicing Fee
International Equity Fund	0.25%	Distribution
Short-Term Bond Fund	0.25%	Shareholder Servicing
Core Plus Fund	0.15%	Shareholder Servicing
Kansas Tax-Exempt Bond Fund	0.11%	Shareholder Servicing

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE